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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

October 29, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

          Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-161643)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 under the Securities Act of 1933 for the registration of the above referenced modified single purchase payment individual deferred variable annuity contract (the "AnnuityNote Series 3") to be issued by the Company.

     This Pre-Effective Amendment is being filed to submit for Staff comment and review the AnnuityNote Series 3 contract, modified as outlined below, and to change the proposed effective date to December 4, 2009. The prospectus in this Pre-Effective Amendment No. 2 (the "Current AnnuityNote Series 3 prospectus") is black-lined to show changes from the last filed AnnuityNote Series 3 prospectus, filed on August 31, 2009, (Accession No. 0000950123-09-039878) (the "Original AnnuityNote Series 3 prospectus").

     Generally, we have changed the contract to convert the AnnuityNote Series 3 from its original A Share contract design to a B Share contract. The differences between the Current AnnuityNote Series 3 prospectus and the Original AnnuityNote Series 3 prospectus are that the former offers the Core Strategy and Total Bond Market (Series II class) investment options and has a contingent deferred sales charge; while the latter offered the Core Balanced Strategy (Series II class) and Money Market (Series NAV class) investment options, and had a front-end sales charge. Contract charges for the Current AnnuityNote Series 3 prospectus are also higher than the Original AnnuityNote Series 3 prospectus.

     In addition, in response to your comment letter dated October 19, 2009, we have enhanced disclosure regarding the circumstances under which the Lifetime Income Amount may be forfeited or limited. Because the two contracts are otherwise substantially similar, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities